Legal Proceedings (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Loss Contingencies [Line Items]
Maximum amount of additional payment	$ 130,000
Payments toward purchase price of equipment	424,500
Escrowed amount	425,100
Current accrual for litigation	$ 141,700